One Commerce Square
                                           Philadelphia, PA 19103

Delaware Investments

                                             1933 Act Rule 497(j)
                                                File No. 33-42827
                                       1940 Act File No. 811-6411

November 3, 2000


Filed via EDGAR (CIK #0000879342)
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  File No. 33-42827
     VOYAGEUR INVESTMENT TRUST
     DELAWARE TAX-FREE CALIFORNIA INSURED FUND
     DELAWARE TAX-FREE FLORIDA INSURED FUND
     DELAWARE TAX-FREE FLORIDA FUND
     DELAWARE TAX-FREE KANSAS FUND
     DELAWARE TAX-FREE MISSOURI INSURED FUND
     DELAWARE TAX-FREE NEW MEXICO FUND
     DELAWARE TAX-FREE OREGON INSURED FUND
     _______________________________________

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 20, the most recent Post-Effective Amendment of Voyageur Investment Trust. Post-Effective Amendment No. 20 was filed electronically with the Commission on October 30, 2000 under paragraph (b) of Rule 485 under the Securities Act of 1933.


Very truly yours,


/s/ Michael T. Pellegrino
_________________________
Michael T. Pellegrino
Assistant Vice President/
Assistant Secretary/
Senior Counsel